Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cost or Amortized Cost
Total	$ 77,093	$ 85,562
Fair Value
Total	85,748	$ 97,469
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	4,193
Due after one year through five years	11,517
Due after five years through ten years	21,678
Due after ten years	32,964
Total Cost or Amortized Cost, Contractual maturity	70,352
Fair Value
Due in one year or less	4,285
Due after one year through five years	12,468
Due after five years through ten years	23,514
Due after ten years	37,818
Total Fair Value, Contractual maturity	78,085
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	385
Fair Value
Fair Value	391
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,356
Fair Value
Fair Value	$ 7,272